Segment Reporting - Schedule of Segment Information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 5,367,405	$ 4,162,650
Segmented loss (profit)	1,963,101	4,143,558
Other income	(1,890,840)	(493,554)
Interest income	(2,673)	(19,948)
Loss before income taxes	69,588	3,630,056
Income taxes expense (recovery)	86,571	(113,142)
Net loss	156,159	3,516,914
Foreign language education - QHI [Member]
Segment Reporting Information [Line Items]
Revenue	1,550,559	2,178,611
Segmented loss (profit)	1,893,461	2,890,508
Foreign language education - RIL [Member]
Segment Reporting Information [Line Items]
Revenue	24,304	203,258
Segmented loss (profit)	277,201	192,473
Professional education and training programs [Member]
Segment Reporting Information [Line Items]
Revenue	3,792,542	1,780,781
Segmented loss (profit)	(562,868)	676,298
Other [Member]
Segment Reporting Information [Line Items]
Revenue
Segmented loss (profit)	$ 355,307	$ 384,279